Document And Entity Information	12 Months Ended
Nov. 30, 2025
Document Information [Line Items]
Entity Central Index Key	0001268533
Document Type	N-CSR
Entity Registrant Name	Tortoise Energy Infrastructure Corporation
Document Period End Date	Nov. 30, 2025
Amendment Flag	false